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January 1, 1999

The information below supplements C. M. Life Insurance Company's Panorama Plus variable annuity prospectus dated May 1, 1998. Please place this supplement with your prospectus and retain it for future reference.

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                                  PANORAMA PLUS
                        Supplement dated January 1, 1999
                       to the Prospectus dated May 1, 1998

The Panorama Plus variable annuity prospectus is amended as follows:

I. A. On page 27, "Qualified Plans," add the following after the end of the first full paragraph under that section:

          This Contract is not designed to be used in ERISA-covered plans. MassMutual will not sell this Contract to qualified pension and profit sharing plans, SEPS, Section 457 deferred compensation plans or ERISA-covered TSA programs. The term "Qualified Plans" as used in this Prospectus refers only to plans that have certain tax advantages under the Internal Revenue Code and does not denote ERISA-covered plans.

   B. On page 27 delete the two paragraphs under "Qualified Pension and Profit Sharing Plans."

   C. On page 28, delete the three paragraphs under "Section 457 Deferred Compensation ("Section 457") Plans."

   D. On page 28, delete "401 (H.R. 10 and Corporate Pension and Profit Sharing Plans" from the first paragraph of "Tax Treatment of Withdrawals-Qualified Contracts."

   E. On page 29, delete "from a Qualified Plan of a 5% owner" in the second full paragraph of "Tax Treatment of Withdrawals - Qualified Contracts."

II.A. Effective February 1, 1999, the telephone number for the Annuity Service
      Center indicated on the bottom of page 1 is changed to 1-800-366-8226.

   B. The definition of Annuity Service Center on page 4 is revised to read as follows:

      Annuity Service Center: Effective February 1, 1999, Notices, Written Requests, and Purchase Payments under the Contract must be sent to the Annuity service Center, H562, P.O. Box 9067, Springfield, MA 01102-9067, 1-800-366-8226.

January 1, 1999                                                           AN4013